Regulatory Matters (Capital Requirements and Regulatory Adjustments Over Transitional Period) (Detail)	12 Months Ended
	Mar. 31, 2020
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%
March 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Phase out of recognition of capital instruments that no longer qualify as capital	30.00%
Capital conservation buffer	2.50%
Countercyclical capital buffer	0.05%	[1]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[2]
Minimum Leverage Ratio	3.00%
March 2019 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2019 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%
March 2020
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Phase out of recognition of capital instruments that no longer qualify as capital	20.00%
Capital conservation buffer	2.50%
Countercyclical capital buffer	0.01%	[1]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[2]
Minimum Leverage Ratio	3.00%
March 2020 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2020 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%
March 2021
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Phase out of recognition of capital instruments that no longer qualify as capital	10.00%
Capital conservation buffer	2.50%
Countercyclical capital buffer	0.01%	[1]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[2]
Minimum Leverage Ratio	3.00%
March 2021 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2021 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%
March 2022
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Phase out of recognition of capital instruments that no longer qualify as capital	0.00%
Capital conservation buffer	2.50%
Countercyclical capital buffer	0.01%	[1]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[2]
Minimum Leverage Ratio	3.00%
March 2022 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2022 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%
March 2023
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%
Phase out of recognition of capital instruments that no longer qualify as capital	0.00%
Capital conservation buffer	2.50%
Countercyclical capital buffer	0.01%	[1]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[2]
Minimum Leverage Ratio	3.50%	[3]
March 2023 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%
March 2023 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%

[1]	Figures assume that the countercyclical capital buffer will continue to be 0.01% after March 2020.
[2]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
[3]	This figure includes a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.